SHARE-BASED PAYMENTS - Outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options
Disclosure of range of exercise prices of outstanding share options
Outstanding (in shares)	9,178,889	9,900,874	9,959,927
Vested (in shares)	7,701,986	8,704,157
Price range one
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 16.43	$ 1.39
Remaining life	0 years	6 months
Outstanding (in shares)	5,964	2,200,000
Vested (in shares)	5,964	2,200,000
Price range two
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.78	$ 1.25
Remaining life	1 month 6 days	1 year 4 months 24 days
Outstanding (in shares)	7,731	700,000
Vested (in shares)		700,000
Price range three
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 7.43	$ 1.25
Remaining life	2 months 12 days	1 year 6 months
Outstanding (in shares)	129	944,514
Vested (in shares)	43	944,514
Price range four
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.06	$ 1.25
Remaining life	2 months 12 days	1 year 8 months 12 days
Outstanding (in shares)	30,000	100,000
Vested (in shares)	30,000	100,000
Price range five
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 17.69	$ 1.30
Remaining life	2 months 12 days	1 year 10 months 24 days
Outstanding (in shares)	148,446	1,000,000
Vested (in shares)	148,446	1,000,000
Price range six
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.25	$ 1.06
Remaining life	4 months 24 days	2 years 2 months 12 days
Outstanding (in shares)	400,000	1,835,227
Vested (in shares)	400,000	1,835,227
Price range seven
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares		$ 1.00
Remaining life	6 months	2 years 4 months 24 days
Outstanding (in shares)	295,749	117,450
Vested (in shares)	246,797	117,450
Price range seven | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.06
Price range seven | Maximum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	5.98
Price range eight
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.25	$ 1.65
Remaining life	6 months	2 years 7 months 6 days
Outstanding (in shares)	746,770	103,212
Vested (in shares)	746,770	103,212
Price range nine
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares		$ 2.21
Remaining life	6 months	3 years 2 months 12 days
Outstanding (in shares)	224,773	1,022,124
Vested (in shares)	189,351	677,646
Price range nine | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.06
Price range nine | Maximum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	5.98
Price range ten
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.25	$ 2.39
Remaining life	8 months 12 days	3 years 3 months 18 days
Outstanding (in shares)	100,000	600,000
Vested (in shares)	100,000	400,000
Price range eleven
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.30	$ 2.58
Remaining life	10 months 24 days	3 years 3 months 18 days
Outstanding (in shares)	250,000	50,000
Vested (in shares)	250,000	33,334
Price Range twelve
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 14.59	$ 3.82
Remaining life	1 year 1 month 6 days	3 years 6 months
Outstanding (in shares)	112,611	300,000
Vested (in shares)	112,611	200,000
Price range thirteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.06	$ 6.03
Remaining life	1 year 2 months 12 days	3 years 7 months 6 days
Outstanding (in shares)	1,453,417	200,000
Vested (in shares)	1,453,417	133,334
Price range fourteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares		$ 5.80
Remaining life	1 year 7 months 6 days	3 years 8 months 12 days
Outstanding (in shares)	1,280,635	50,000
Vested (in shares)	1,280,635	33,334
Price range fourteen | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.78
Price range fourteen | Maximum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	8.81
Price range fifteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 1.65	$ 4.80
Remaining life	1 year 7 months 6 days	4 years 2 months 12 days
Outstanding (in shares)	103,212	578,347
Vested (in shares)	103,212	192,774
Price range sixteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 8.81	$ 4.76
Remaining life	2 years 1 month 6 days	4 years 3 months 18 days
Outstanding (in shares)	17,316	50,000
Vested (in shares)	17,316	16,666
Price range Seventeen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 2.21	$ 4.04
Remaining life	2 years 2 months 12 days	4 years 9 months 18 days
Outstanding (in shares)	871,825	50,000
Vested (in shares)	871,825	16,666
Price range eighteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 2.39
Remaining life	2 years 3 months 18 days
Outstanding (in shares)	600,000
Vested (in shares)	600,000
Price range nineteen
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 2.58
Remaining life	2 years 3 months 18 days
Outstanding (in shares)	50,000
Vested (in shares)	50,000
Price range twenty
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 3.82
Remaining life	2 years 6 months
Outstanding (in shares)	300,000
Vested (in shares)	300,000
Price range twenty one
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 6.03
Remaining life	2 years 7 months 6 days
Outstanding (in shares)	200,000
Vested (in shares)	200,000
Price range twenty two
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 5.80
Remaining life	2 years 8 months 12 days
Outstanding (in shares)	50,000
Vested (in shares)	50,000
Price range twenty three
Disclosure of range of exercise prices of outstanding share options
Remaining life	2 years 8 months 12 days
Outstanding (in shares)	4,770
Vested (in shares)	4,770
Price range twenty three | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 8.55
Price range twenty four
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 7.63
Remaining life	2 years 10 months 24 days
Outstanding (in shares)	5,964
Vested (in shares)	5,964
Price range twenty five
Disclosure of range of exercise prices of outstanding share options
Remaining life	3 years 1 month 6 days
Outstanding (in shares)	50,388
Vested (in shares)	42,922
Price range twenty five | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 7.05
Price range twenty five | Maximum
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	7.43
Price range twenty six
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.80
Remaining life	3 years 2 months 12 days
Outstanding (in shares)	512,924
Vested (in shares)	341,944
Price range twenty seven
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.76
Remaining life	3 years 3 months 18 days
Outstanding (in shares)	50,000
Vested (in shares)	33,333
Price range twenty eight
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.04
Remaining life	3 years 9 months 18 days
Outstanding (in shares)	50,000
Vested (in shares)	33,333
Price range twenty nine
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 4.78
Remaining life	4 years
Outstanding (in shares)	40,566
Price range thirty
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 5.37
Remaining life	4 years 2 months 12 days
Outstanding (in shares)	250,000
Vested (in shares)	83,333
Price range thirty one
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 5.98
Remaining life	4 years 2 months 12 days
Outstanding (in shares)	611,515
Price range thirty two
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 3.88
Remaining life	4 years 6 months
Outstanding (in shares)	26,580
Price range thirty three
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 3.71
Remaining life	4 years 6 months
Outstanding (in shares)	50,000
Price range thirty four
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 5.06
Remaining life	4 years 10 months 24 days
Outstanding (in shares)	171,960
Price range thirty five
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share) | $ / shares	$ 5.48
Remaining life	5 years
Outstanding (in shares)	105,644